INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible assets
Less: Accumulated amortization			¥ (32,144)		¥ (42,389)
Net book value	$ 24,903		73,620		162,024
Purchase of intangible assets	$ 305	¥ 1,987	26,276	¥ 6,128
Computer software
Intangible assets
Gross book value			30,521		31,958
Technology
Intangible assets
Gross book value			24,272		60,251
Software and technology assets of a mobile application
Intangible assets
Purchase of intangible assets			25,000
Trade names
Intangible assets
Gross book value			35,600		95,783
Customer relationships
Intangible assets
Gross book value			12,270		12,270
Acquired training licenses
Intangible assets
Gross book value			¥ 3,101		¥ 4,151